UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2009

Date of reporting period: October 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

2

AllianceBernstein Growth Fund

Portfolio of Investments

October 31, 2008 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 99.6%
Information Technology - 31.0%
Communications Equipment - 4.0%
Corning, Inc.	499,600	$5,410,668
F5 Networks, Inc. (a)	150,600	3,737,892
Juniper Networks, Inc. (a)	175,410	3,287,183
QUALCOMM, Inc.	335,600	12,840,056

		25,275,799

Computers & Peripherals - 9.2%
Apple, Inc. (a)	208,279	22,408,738
Hewlett-Packard Co.	480,500	18,393,540
International Business Machines Corp.	192,600	17,906,022

		58,708,300

Electronic Equipment, Instruments & Components - 2.5%
Dolby Laboratories, Inc.-Class A (a)	510,870	16,128,166

Internet Software & Services - 2.3%
Equinix, Inc. (a)	64,800	4,044,816
Google, Inc.-Class A (a)	30,470	10,949,699

		14,994,515

IT Services - 1.4%
SAIC, Inc. (a)	224,970	4,155,196
Visa, Inc.-Class A	84,700	4,688,145

		8,843,341

Semiconductors & Semiconductor Equipment - 5.3%
Analog Devices, Inc.	293,700	6,273,432
Intel Corp.	898,500	14,376,000
KLA-Tencor Corp.	358,500	8,335,125
Nvidia Corp. (a)	568,200	4,977,432

		33,961,989

Software - 6.3%
Activision Blizzard, Inc. (a)	747,500	9,313,850
Microsoft Corp.	694,100	15,499,253
Red Hat, Inc. (a)	289,800	3,857,238
Salesforce.com, Inc. (a)	123,900	3,835,944
Symantec Corp. (a)	240,300	3,022,974
Synopsys, Inc. (a)	267,000	4,880,760

		40,410,019

		198,322,129

Health Care - 17.5%
Biotechnology - 7.2%
Celgene Corp. (a)	221,190	14,213,669
Genentech, Inc. (a)	175,410	14,548,505
Gilead Sciences, Inc. (a)	374,530	17,172,201

		45,934,375

Health Care Equipment & Supplies - 5.4%
Alcon, Inc.	47,710	4,204,205
Baxter International, Inc.	287,900	17,415,071
Becton Dickinson & Co.	190,700	13,234,580

		34,853,856

Health Care Providers & Services - 2.4%
Aetna, Inc.	226,900	5,643,003
Medco Health Solutions, Inc. (a)	260,080	9,870,036

		15,513,039

Pharmaceuticals - 2.5%
Bristol-Myers Squibb Co.	171,600	3,526,380
Schering-Plough Corp.	198,300	2,873,367
Teva Pharmaceutical Industries Ltd. (Sponsored) (ADR)	223,150	9,568,672

		15,968,419

		112,269,689

Consumer Staples - 12.6%
Beverages - 1.9%
The Coca-Cola Co.	276,500	12,182,590

Food & Staples Retailing - 3.9%
CVS Caremark Corp.	193,200	5,921,580
Wal-Mart Stores, Inc.	345,100	19,260,031

		25,181,611

Food Products - 1.4%
Bunge Ltd.	70,600	2,711,746
General Mills, Inc.	17,500	1,185,450
Kellogg Co.	97,300	4,905,866

		8,803,062

Household Products - 0.5%
Clorox Co.	26,700	1,623,627
Kimberly-Clark Corp.	24,800	1,519,992

		3,143,619

Personal Products - 1.5%
Alberto-Culver Co.-Class B	200,200	5,151,146
The Estee Lauder Cos, Inc.-Class A	122,600	4,418,504

		9,569,650

Tobacco - 3.4%
Altria Group, Inc.	427,100	8,196,049
Philip Morris International, Inc.	316,500	13,758,255

		21,954,304

		80,834,836

Industrials - 11.8%
Aerospace & Defense - 4.1%
Honeywell International, Inc.	226,900	6,909,105

Lockheed Martin Corp.	145,900	12,408,795
United Technologies Corp.	131,600	7,232,736

		26,550,636

Construction & Engineering - 0.6%
Fluor Corp.	88,480	3,533,006

Electrical Equipment - 2.9%
Ametek, Inc.	167,820	5,580,015
Cooper Industries Ltd.-Class A	209,800	6,493,310
Emerson Electric Co.	195,990	6,414,753

		18,488,078

Machinery - 1.7%
Danaher Corp.	114,370	6,775,279
Eaton Corp.	99,200	4,424,320

		11,199,599

Road & Rail - 2.5%
Norfolk Southern Corp.	83,900	5,028,966
Union Pacific Corp.	162,500	10,850,125

		15,879,091

		75,650,410

Energy - 10.9%
Energy Equipment & Services - 3.4%
Cameron International Corp. (a)	308,160	7,475,961
National Oilwell Varco, Inc. (a)	154,500	4,618,005
Schlumberger Ltd.	190,660	9,847,589

		21,941,555

Oil, Gas & Consumable Fuels - 7.5%
EOG Resources, Inc.	106,800	8,642,256
Exxon Mobil Corp.	133,500	9,895,020
Noble Energy, Inc.	134,200	6,954,244
StatoilHydro ASA (ADR)	362,300	7,282,230
Total SA (Sponsored) (ADR)	118,600	6,575,184
XTO Energy, Inc.	232,600	8,361,970

		47,710,904

		69,652,459

Consumer Discretionary - 9.7%
Diversified Consumer Services - 3.1%
DeVry, Inc.	106,800	6,054,492
ITT Educational Services, Inc. (a)	103,000	9,027,950
Strayer Education, Inc.	21,780	4,928,161

		20,010,603

Hotels, Restaurants & Leisure - 1.7%
McDonald’s Corp.	160,200	9,280,386
Wyndham Worldwide Corp.	175,400	1,436,526

		10,716,912

Media - 1.0%
The Walt Disney Co.	240,300	6,223,770

Multiline Retail - 1.3%
Kohl’s Corp. (a)	230,700	8,104,491

Specialty Retail - 2.2%
American Eagle Outfitters, Inc.	564,400	6,276,128
Ross Stores, Inc.	240,300	7,855,407

		14,131,535

Textiles, Apparel & Luxury Goods - 0.4%
Nike, Inc.-Class B	45,800	2,639,454

		61,826,765

Financials - 3.8%
Capital Markets - 1.3%
The Blackstone Group LP	162,100	1,481,594
Franklin Resources, Inc.	24,400	1,659,200
Greenhill & Co., Inc.	54,750	3,611,858
Morgan Stanley	87,700	1,532,119

		8,284,771

Diversified Financial Services - 1.6%
Bank of America Corp.	83,900	2,027,863
Citigroup, Inc.	87,700	1,197,105
CME Group, Inc.-Class A	14,081	3,972,954
JP Morgan Chase & Co.	38,140	1,573,275
NYSE Euronext	39,700	1,198,146

		9,969,343

Insurance - 0.9%
Aflac, Inc.	87,700	3,883,356
Axis Capital Holdings Ltd.	64,800	1,845,504

		5,728,860

		23,982,974

Materials - 2.3%
Chemicals - 1.8%
Air Products & Chemicals, Inc.	63,300	3,679,629
Monsanto Co.	91,150	8,110,527

		11,790,156

Metals & Mining - 0.5%
ArcelorMittal	57,200	1,501,500
Cliffs Natural Resources, Inc.	57,200	1,543,828

		3,045,328

		14,835,484

Total Common Stocks (cost $669,805,177)		637,374,746

SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 2.3%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (b) (cost $14,441,127)	14,441,127	14,441,127

Total Investments - 101.9% (cost $684,246,304)		651,815,873
Other assets less liabilities - (1.9)%		(12,039,374)

Net Assets - 100.0%		$639,776,499

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard and Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective December 1, 2007. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 –significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2008:

Level	Investments in Securities		Other Financial Instruments*
Level 1	$651,815,873		$	– 0	–
Level 2	– 0	–		– 0	–
Level 3	– 0	–		– 0	–

Total	$651,815,873		$	– 0	–

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities			Other Financial Instruments
Balance as of 7/31/2008	$	– 0	–	$	– 0	–
Accrued discounts /premiums		– 0	–		– 0	–
Realized gain (loss)		– 0	–		– 0	–*
Change in unrealized appreciation/depreciation		– 0	–		– 0	–
Net purchases (sales)		– 0	–		– 0	–
Net transfers in and/or out of Level 3		– 0	–		– 0	–

Balance as of 10/31/08	$	– 0	–	$	– 0	–

Net change in unrealized appreciation/depreciation from Investments still held as of 10/31/08	$	– 0	–	$	– 0	–

*	The realized gain (loss) recognized during the period ended 10/31/08 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: December 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date: December 24, 2008

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: December 24, 2008

4